PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provisions [Line Items]
Beginning Balance	$ 14.0	$ 10.3
Additional provisions recognized	7.0	9.7
Used during the year	(7.5)	(5.9)
Foreign exchange	0.6	(0.3)
Ending Balance	14.1	14.0
Less: reclassified as liabilities held for sale	(10.8)
Less: current portion	(0.7)	(2.0)
Non-current portion of provisions	2.6	12.0
Perfomance share units [Member]
Provisions [Line Items]
Beginning Balance	2.1	0.8
Additional provisions recognized	0.4	2.1
Used during the year	(0.7)	(0.8)
Foreign exchange
Ending Balance	1.8	2.1
Less: reclassified as liabilities held for sale
Less: current portion
Non-current portion of provisions	1.8	2.1
Restricted share units [Member]
Provisions [Line Items]
Beginning Balance	2.9	1.6
Additional provisions recognized	3.8	5.2
Used during the year	(3.5)	(3.8)
Foreign exchange		(0.1)
Ending Balance	3.2	2.9
Less: reclassified as liabilities held for sale	(1.7)
Less: current portion	(0.7)	(2.0)
Non-current portion of provisions	0.8	0.9
Employee beneits [Member]
Provisions [Line Items]
Beginning Balance	9.0	7.9
Additional provisions recognized	2.8	3.3
Used during the year	(3.3)	(2.0)
Foreign exchange	0.6	(0.2)
Ending Balance	9.1	9.0
Less: reclassified as liabilities held for sale	(9.1)
Less: current portion
Non-current portion of provisions		$ 9.0